PROVISIONS, CONTINGENCIES AND COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Other Provisions, Contingent Liabilities and Commitments [Abstract]
Disclosure of Changes in Provisions

	Balance at December 31, 2024	Additions[1]	Deductions/ Payments	Effects of foreign exchange and other movements	Balance at December 31, 2025
Environmental	506	54	(76)	69	553
Emission obligations	420	488	(423)	21	506
Asset retirement obligations	478	43	(66)	46	501
Site restoration	109	15	(25)	17	116
Staff related obligations	144	111	(38)	25	242
Voluntary separation plans	86	80	(74)	22	114
Litigation and other (see note 9.3)	305	38	(89)	150	404
Tax claims	79	7	(36)	127	177
Other legal claims	226	31	(53)	23	227
Commercial agreements and onerous contracts	33	9	(27)	3	18
Other	217	45	(65)	4	201
	2,298	883	(883)	357	2,655
Short-term provisions	938				1,039
Long-term provisions	1,361				1,616
	2,298				2,655

	Balance at December 31, 2023	Additions[1]	Deductions/ Payments	Effects of foreign exchange and other movements	Balance at December 31, 2024
Environmental	620	120	(207)	(27)	506
Emission obligations	29	423	(15)	(17)	420
Asset retirement obligations	380	172	(34)	(40)	478
Site restoration	147	21	(52)	(7)	109
Staff related obligations	162	37	(41)	(14)	144
Voluntary separation plans	32	66	(22)	10	86
Litigation and other (see note 9.3)	349	79	(87)	(36)	305
Tax claims	81	18	(11)	(9)	79
Other legal claims	268	61	(76)	(27)	226
Commercial agreements and onerous contracts	29	24	(16)	(4)	33
Other	317	38	(102)	(36)	217
	2,065	980	(576)	(171)	2,298
Short-term provisions	588				938
Long-term provisions	1,477				1,361
	2,065				2,298
1.Additions exclude provisions reversed or utilized during the same year.
Disclosure of Other Long-term Obligations

	Balance at December 31,
	2025	2024
Derivative financial instruments (notes 6.1 and 6.3)	228	343
Payable from acquisition of financial assets	474	302
Unfavorable contracts	151	156
Income tax payable	117	156
Put option liability ArcelorMittal Texas HBI (note 11.5.2)	175	176
Put option liability Sonasid (note 11.5.2)	153	114
Other	242	175
Total	1,540	1,422

Schedule of Commitments

	December 31,
	2025	2024
Commitments related to purchases of raw materials and energy	17,115	10,082
Guarantees, pledges and other collateral	9,116	10,019
Capital expenditure commitments	1,313	1,542
Other commitments	1,915	1,294
Total	29,459	22,937
As of December 31, 2025, the Company holds PPAs for renewable electricity as summarized below:

Segment	Number of contracts	start-end dates	Average remaining contract duration (in years)	Committed amount
Brazil [1,2]	11	2018-2053	11	2,802
Europe	3	2019-2032	5	66
1.At December 31, 2025, the Company has not yet recognized a commitment with respect to the PPA signed between ArcelorMittal Brasil and BBC Solar (joint venture with
Casa dos Ventos). The Company may have a potential commitment of approximately 273 upon commissioning of BBC Solar power plant, which is currently under construction. The PPA is established for a duration of 23 years, commencing in 2026 contingent to commissioning of BBC Solar power plant.
2.At December 31, 2025, the Company has not yet recognized a commitment with respect to the framework agreement for Commercialization of Electricity signed between
Acindar and Generación Eléctrica Argentina Renovable I S.A. ("GEAR I"). The Company may have a potential commitment of approximately 588 upon commissioning of the GEAR I power plant, which is currently under construction. The framework agreement is established for a duration of 25 years, commencing in 2027 contingent to commissioning of the GEAR I power plant.